Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Interest and dividend income (Note 3)
Loans	$ 14,033	$ 14,433	$ 41,847	$ 39,635
Securities	5,057	4,482	14,734	13,230
Assets purchased under reverse repurchase agreements and securities borrowed	5,524	6,632	16,760	20,864
Deposits and other	1,496	1,543	4,194	4,724
Interest and dividend income	26,110	27,090	77,535	78,453
Interest expense (Note 3)
Deposits and other	11,227	12,432	33,759	35,225
Other liabilities	6,377	7,124	18,945	22,364
Subordinated debentures	155	207	476	582
Interest expense	17,759	19,763	53,180	58,171
Net interest income	8,351	7,327	24,355	20,282
Non-interest income
Insurance service result (Note 7)	279	214	789	604
Insurance investment result (Note 7)	48	28	208	228
Trading revenue	685	507	2,521	1,944
Investment management and custodial fees	2,642	2,382	7,853	6,824
Mutual fund revenue	1,273	1,151	3,720	3,248
Securities brokerage commissions	444	413	1,401	1,232
Service charges	598	587	1,817	1,698
Underwriting and other advisory fees	850	676	2,139	2,016
Foreign exchange revenue, other than trading	311	292	967	841
Card service revenue	339	324	984	941
Credit fees	395	405	1,200	1,234
Net gains on investment securities	18	28	118	157
Income (loss) from joint ventures and associates	25	(57)	60	(27)
Other	727	354	1,264	1,048
Non-interest income	8,634	7,304	25,041	21,988
Total revenue	16,985	14,631	49,396	42,270
Provision for credit losses (Notes 4 and 5)	881	659	3,355	2,392
Non-interest expense
Human resources (Note 8)	5,869	5,406	17,334	15,660
Equipment	684	629	2,069	1,863
Occupancy	410	443	1,267	1,291
Communications	357	342	1,062	1,021
Professional fees	528	547	1,568	1,868
Amortization of other intangibles	436	426	1,328	1,151
Other	948	806	2,590	2,377
Non-interest expense	9,232	8,599	27,218	25,231
Income before income taxes	6,872	5,373	18,823	14,647
Income taxes (Note 9)	1,458	887	3,888	2,629
Net income	5,414	4,486	14,935	12,018
Net income attributable to:
Shareholders	5,415	4,483	14,930	12,011
Non-controlling interests	(1)	3	5	7
Net income	$ 5,414	$ 4,486	$ 14,935	$ 12,018
Basic earnings per share (in dollars) (Note 11)	$ 3.76	$ 3.09	$ 10.33	$ 8.35
Diluted earnings per share (in dollars) (Note 11)	3.75	3.09	10.31	8.34
Dividends per common share (in dollars)	$ 1.54	$ 1.42	$ 4.5	$ 4.18